Capital management - ING capital position (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Capital Management [Line Items]
Shareholders' equity	€ 53,321	€ 53,698	€ 55,505	€ 55,628
Fully-loaded
Disclosure Of Capital Management [Line Items]
Shareholders' equity	49,115	50,314
- Interim profits not included in CET1 capital	(1,565)	(2,152)
- Other adjustments	(3,016)	(2,902)
Regulatory adjustments	(4,581)	(5,054)
Available common equity Tier 1 capital	44,534	45,260
Additional Tier 1 securities	6,127	7,965
Regulatory adjustments additional Tier 1	104	66
Available Tier 1 capital	50,765	53,291
Supplementary capital Tier 2 bonds	10,397	9,852
Regulatory adjustments Tier 2	65	50
Available Total capital	61,226	63,194
Risk weighted assets	€ 335,804	€ 333,708
Common equity Tier 1 ratio	13.30%	13.60%
Tier 1 ratio	15.10%	16.00%
Total capital ratio	18.20%	18.90%